Nature of operations	12 Months Ended
Dec. 31, 2022
Nature Of Operations [Abstract]
Nature of operations [Text Block]

1. Nature of operations

Galiano Gold Inc. ("Galiano" or the "Company") was incorporated on September 23, 1999 under the Business Corporations Act of British Columbia, Canada. The Company's head office and principal address is located at 1640 - 1066 West Hastings Street Vancouver, British Columbia, V6E 3X1, Canada. The Company's registered and records office is located at Suite 2600, Three Bentall Centre, 595 Burrard Street, Vancouver, V7X 1L3. The Company's common shares trade on the Toronto Stock Exchange ("TSX") and NYSE American Exchange ("NYSE American") under the ticker symbol "GAU".

The Company's principal business activity is the operation of the Asanko Gold Mine ("AGM") through a joint venture arrangement (the "JV") associated with the Company's 45% equity interest in the AGM (see note 9) and exploration and development of the JV's mineral property interests. The Government of Ghana has a 10% free-carried interest in the AGM. The AGM consists of four main open-pit mining areas: Abore, Miradani North, Nkran and Esaase, multiple satellite deposits and exploration projects located on the Asankrangwa Gold Belt in the Amansie West District of the Republic of Ghana ("Ghana"), West Africa.

In addition to its interest in the AGM, the Company holds the 100% owned Asumura property in Ghana.